Related Party Transactions (Schedule of Revenue and Expense Transactions) (Details) - O V S [Member] - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Related Party Transaction [Line Items]
Revenues	$ 1.6	$ 1.7	$ 3.3	$ 3.4	$ 6.9	$ 7.0	$ 6.6
Operating costs	$ 0.1	$ 0.4	$ 0.2	$ 0.7	$ 1.0	$ 1.6	$ 1.5